CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 100,834	$ 103,270	$ 84,981
Cost of revenues:
Total cost of revenues	20,247	19,857	13,436
Gross profit	80,587	83,413	71,545
Operating expenses:
Research and development	34,978	31,571	21,363
Sales and marketing	59,484	63,981	46,092
General and administrative	20,050	14,884	6,022
Total operating expenses	114,512	110,436	73,477
Operating loss	(33,925)	(27,023)	(1,932)
Financial income (loss), net	114	(85)	(1,047)
Loss before taxes on income	(33,811)	(27,108)	(2,979)
Taxes on income	(1,595)	(1,011)	(1,283)
Net loss	$ (35,406)	$ (28,119)	$ (4,262)
Basic and diluted net loss per ordinary share	$ (0.99)	$ (1.04)	$ (0.53)
Weighted average number of shares used in computing net loss per share - basic and diluted (in thousands)	35,674	27,088	8,046
Comprehensive Loss
Net loss	$ (35,406)	$ (28,119)	$ (4,262)
Other comprehensive income:
Unrealized gain from available-for-sale securities	5
Total comprehensive loss	(35,401)	(28,119)	(4,262)
Product [Member]
Revenues:
Total revenues	38,690	47,365	42,554
Cost of revenues:
Total cost of revenues	2,940	2,716	2,324
Maintenance and Professional Services [Member]
Revenues:
Total revenues	62,144	55,905	42,427
Cost of revenues:
Total cost of revenues	$ 17,307	$ 17,141	$ 11,112